Income Taxes - Additional Information (Detail)	0 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended												12 Months Ended
	Oct. 07, 2013 USD ($)	May 31, 2014 USD ($)		May 31, 2013 USD ($)		May 31, 2012 USD ($)		Oct. 07, 2013 Retained Earnings [Member] USD ($)	May 31, 2014 Retained Earnings [Member] USD ($)	Oct. 07, 2013 Additional Paid-in Capital [Member] USD ($)	May 31, 2014 Additional Paid-in Capital [Member] USD ($)		May 31, 2013 Additional Paid-in Capital [Member] USD ($)		May 31, 2012 Additional Paid-in Capital [Member] USD ($)		May 31, 2014 Wholly owned subsidiaries [Member] USD ($)	May 31, 2014 Beijing Hewstone [Member] USD ($)	May 31, 2014 Minimum [Member] USD ($)	May 31, 2014 Minimum [Member] CNY	May 31, 2013 Minimum [Member] USD ($)	May 31, 2013 Maximum [Member] USD ($)	May 31, 2014 High and new tech enterprise (HNTE) [Member]	Mar. 31, 2013 High and new tech enterprise (HNTE) [Member]	Mar. 31, 2012 High and new tech enterprise (HNTE) [Member]	May 31, 2014 High and new tech enterprise (HNTE) [Member] Beijing Decision [Member]	May 31, 2014 High and new tech enterprise (HNTE) [Member] Beijing Hewstone [Member]	May 31, 2014 High and new tech enterprise (HNTE) [Member] Xuncheng [Member]	May 31, 2014 Newly established software enterprise (NESE) [Member]	May 31, 2014 New Oriental China and Its School and Subsidiaries [Member]	May 31, 2014 People Republic of China Entities [Member]	May 31, 2014 Hong Kong [Member] USD ($)	May 31, 2013 Hong Kong [Member] USD ($)	May 31, 2012 Hong Kong [Member] USD ($)
Income Taxes [Line Items]
Income tax rate		10.71%		10.01%		7.51%																	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%		25.00%	25.00%	16.50%
Foreign income tax expense																																$ 4,399,000	$ 10,000	$ 11,000
Withholding tax paid for the dividend																	4,399,000	4,399,000
Cash paid for dividend	54,476,000	54,476,000		46,990,000					39,585,000		14,891,000
Dividend declared / Profit appropriation		54,476,000	[1]	(3,010,000)	[2]	50,000,000	[2]	39,585,000	39,585,000 [1]	14,891,000	14,891,000	[1]	(3,010,000)	[2]	50,000,000	[2]
Preferential tax rate																							15.00%						12.50%
Tax holiday year																													2 years
Income tax holiday, description																													Enterprises that qualify as the "newly established software enterprise" ("NESE") are exempt from EIT for two years beginning the enterprise's first profitable year followed by a tax rate of 12.5% for the succeeding three years.
Valuation allowance		3,871,000		4,205,000																	228,000	4,502,000
Net operating loss		25,787,000
Net operating loss expiration dates		May 31, 2015 to May 31, 2019
Increase of income tax expense		49,464,000		32,489,000		34,416,000
Decrease in basic net income per share		$ 0.32		$ 0.21		$ 0.22
Decrease in diluted net income per share		$ 0.31		$ 0.21		$ 0.22
Withholding tax, dividends paid by PRC schools and subsidiaries to their foreign investors		10.00%
Aggregate undistributed earnings available for distribution		788,016,000		602,377,000
Underpayment of tax liability																			$ 16,000	100,000

[1]	On July 23, 2013, the Company declared a special cash dividend in the amount of US$0.35 per ADS. The aggregate amount of cash dividend paid was US$54,476, of which US$39,585 and US$14,891 were funded by retained earnings and additional paid in capital, respectively. The dividend was fully paid on October 7, 2013 to shareholders of record at the close of business on September 6, 2013.
[2]	On April 17, 2012, the Company declared a special cash dividend in the amount of US$0.30 per ADS, or a total of approximately US$50,000. The actual dividend amount of US$46,990 was paid on September 28, 2012 to shareholders of record at the close of business on August 31, 2012.